Guarantor and Non-Guarantor Supplemental Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Guarantor and Non-Guarantor Supplemental Information

NOTE 22 — GUARANTOR AND NON-GUARANTOR SUPPLEMENTAL INFORMATION

The Senior Notes are senior unsecured obligations of the Company guaranteed on a senior basis by certain of its existing and subsequently acquired or organized 100% owned domestic subsidiaries (the “Guarantors”). The Senior Notes are fully and unconditionally guaranteed on a joint and several basis, with exceptions considered customary for such guarantees, limited to the release of the guarantee when a subsidiary guarantor’s capital stock is sold, or when a sale of all of the subsidiary guarantor’s assets used in operations occurs.

The condensed consolidating and combining financial information for the parent issuer, Guarantors, subsidiary non-guarantors, certain eliminations and the Company is presented below for the years ended December 31, 2016, 2015 and 2014 and as of December 31, 2016 and 2015.

These condensed consolidating and combining financial statements have been prepared and presented in accordance with SEC Regulation S-X Rule 3-10 “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.”

The accounting policies used in the preparation of this financial information are consistent with those elsewhere in these consolidated and combined financial statements of the Company, except as noted below:

•	Intercompany receivables and payables are presented gross in the supplemental condensed consolidating and combining balance sheets.

•	Due to Parent and Due from Parent are presented gross in the supplemental condensed consolidating and combining balance sheets.

•

Investments in consolidated subsidiaries, as well as guarantor subsidiaries’ investments in non-guarantor subsidiaries, are presented under the equity method of accounting with the related investments presented within the line items net investment in subsidiaries and other long-term liabilities in the supplemental condensed consolidating and combining balance sheets.

•

Income tax expense is allocated from the parent issuer to the income producing operations (other guarantors and non-guarantors) through stockholders’ equity. As this approach represents an allocation, the income tax expense allocation is considered non-cash for statement of cash flow purposes.

Following the Spin-off, the Company’s intercompany activity consists primarily of daily cash transfers, the allocation of certain expenses and expenditures paid by the parent issuer on behalf of its subsidiaries, and the push down of investment in its subsidiaries. The parent issuer’s investment in its subsidiaries reflects the activity of the period beginning April 29, 2016 through December 31, 2016.

Prior to the Spin-off, the Company’s intercompany activity consists primarily of cash transfers and the allocation of certain expenses among the various subsidiaries, as well as the pushdown of the Guarantors’ investment in the subsidiary non-guarantors. Due to and due from Parent activity consist of the allocation of certain expenses and expenditures paid by CHS on behalf of QHC entities.

The Company’s subsidiaries generally do not purchase services from one another; thus, the intercompany and due to and due from parent activity do not represent revenue generating transactions. Intercompany transactions eliminate in consolidation.

The parent issuer’s investment in its subsidiaries reflects the activity for the period following the Spin-off, beginning April 29, 2016 through December 31, 2016. Likewise, the parent issuer’s equity in earnings of unconsolidated affiliates represents the Company’s earnings for the same post-spin period.

Condensed Consolidating and Combining Statements of Income (Loss)

Year Ended December 31, 2016

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

Operating revenues, net of contractual allowances and discounts	$—	$1,811,586	$607,467	$—	$2,419,053
Provision for bad debts	—	211,921	68,665	—	280,586
Net operating revenues	—	1,599,665	538,802	—	2,138,467
Operating costs and expenses:
Salaries and benefits	—	715,925	341,194	—	1,057,119
Supplies	—	180,098	78,541	—	258,639
Other operating expenses	—	505,778	140,024	—	645,802
Depreciation and amortization	—	97,318	19,970	—	117,288
Rent	—	27,741	22,142	—	49,883
Electronic health records incentives earned	—	(8,948)	(2,534)	—	(11,482)
Legal, professional and settlement costs	—	7,342	—	—	7,342
Impairment of long-lived assets and goodwill	—	242,685	49,185	—	291,870
Loss on sale of hospitals, net	—	—	2,150	—	2,150
Transaction costs related to the Spin-off	—	4,105	1,383	—	5,488
Total operating costs and expenses	—	1,772,044	652,055	—	2,424,099
Income (loss) from operations	—	(172,379)	(113,253)	—	(285,632)
Interest expense, net	78,266	32,541	2,633	—	113,440
Equity in loss (earnings) of affiliates	258,078	58,605	—	(316,683)	—
Income (loss) before income taxes	(336,344)	(263,525)	(115,886)	316,683	(399,072)
Provision for (benefit from) income taxes	(2,318)	(35,576)	(15,981)	—	(53,875)
Net income (loss)	(334,026)	(227,949)	(99,905)	316,683	(345,197)
Less: Net income attributable to noncontrolling interests	—	—	2,491	—	2,491
Net income (loss) attributable to Quorum Health Corporation	$(334,026)	$(227,949)	$(102,396)	$316,683	$(347,688)

Condensed Consolidating and Combining Statements of Income (Loss)

Year Ended December 31, 2015

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

Operating revenues, net of contractual allowances and discounts	$—	$1,833,226	$612,632	$—	$2,445,858
Provision for bad debts	—	204,968	53,552	—	258,520
Net operating revenues	—	1,628,258	559,080	—	2,187,338
Operating costs and expenses:
Salaries and benefits	—	687,596	329,100	—	1,016,696
Supplies	—	177,421	72,371	—	249,792
Other operating expenses	—	507,514	126,719	—	634,233
Depreciation and amortization	—	105,320	22,681	—	128,001
Rent	—	27,871	20,858	—	48,729
Electronic health records incentives earned	—	(21,001)	(4,778)	—	(25,779)
Impairment of long-lived assets	—	13,000	—	—	13,000
Transaction costs related to the Spin-off	—	12,161	4,176	—	16,337
Total operating costs and expenses	—	1,509,882	571,127	—	2,081,009
Income (loss) from operations	—	118,376	(12,047)	—	106,329
Interest expense, net	—	86,363	11,927	—	98,290
Equity in loss (earnings) of affiliates	—	(16,857)	—	16,857	—
Income (loss) before income taxes	—	48,870	(23,974)	(16,857)	8,039
Provision for (benefit from) income taxes	—	16,904	(13,600)	—	3,304
Net income (loss)	—	31,966	(10,374)	(16,857)	4,735
Less: Net income (loss) attributable to noncontrolling interests	—	(621)	4,019	—	3,398
Net income (loss) attributable to Quorum Health Corporation	$—	$32,587	$(14,393)	$(16,857)	$1,337

Condensed Consolidating and Combining Statements of Income (Loss)

Year Ended December 31, 2014

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

Operating revenues, net of contractual allowances and discounts	$—	$1,834,588	$575,414	$—	$2,410,002
Provision for bad debts	—	209,705	54,797	—	264,502
Net operating revenues	—	1,624,883	520,617	—	2,145,500
Operating costs and expenses:
Salaries and benefits	—	694,901	317,717	—	1,012,618
Supplies	—	175,339	69,251	—	244,590
Other operating expenses	—	492,638	127,170	—	619,808
Depreciation and amortization	—	101,908	25,685	—	127,593
Rent	—	28,322	19,997	—	48,319
Electronic health records incentives earned	—	(36,240)	(8,420)	—	(44,660)
Legal, professional and settlement costs	—	30,374	—	—	30,374
Impairment of long-lived assets	—	1,000	—	—	1,000
Total operating costs and expenses	—	1,488,242	551,400	—	2,039,642
Income (loss) from operations	—	136,641	(30,783)	—	105,858
Interest expense, net	—	82,970	9,956	—	92,926
Equity in loss (earnings) of affiliates	—	130	—	(130)	—
Income (loss) before income taxes	—	53,541	(40,739)	130	12,932
Provision for (benefit from) income taxes	—	21,815	(16,236)	—	5,579
Net income (loss)	—	31,726	(24,503)	130	7,353
Less: Net income (loss) attributable to noncontrolling interests	—	(2,325)	1,877	—	(448)
Net income (loss) attributable to Quorum Health Corporation	$—	$34,051	$(26,380)	$130	$7,801

Condensed Consolidating and Combining Statements of Comprehensive Income (Loss)

Year Ended December 31, 2016

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

Net income (loss)	$(334,026)	$(227,949)	$(99,905)	$316,683	$(345,197)
Amortization and recognition of unrecognized pension cost components, net of income taxes	(2,760)	(2,760)	—	2,760	(2,760)
Comprehensive income (loss)	(336,786)	(230,709)	(99,905)	319,443	(347,957)
Less: Comprehensive income attributable to noncontrolling interests	—	—	2,491	—	2,491
Comprehensive income (loss) attributable to Quorum Health Corporation	$(336,786)	$(230,709)	$(102,396)	$319,443	$(350,448)

Condensed Consolidating and Combining Statements of Comprehensive Income (Loss)

Year Ended December 31, 2015

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

Net income (loss)	$—	$31,966	$(10,374)	$(16,857)	$4,735
Amortization and recognition of unrecognized pension cost components, net of income taxes	—	—	—	—	—
Comprehensive income (loss)	—	31,966	(10,374)	(16,857)	4,735
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	(621)	4,019	—	3,398
Comprehensive income (loss) attributable to Quorum Health Corporation	$—	$32,587	$(14,393)	$(16,857)	$1,337

Condensed Consolidating and Combining Statements of Comprehensive Income (Loss)

Year Ended December 31, 2014

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

Net income (loss)	$—	$31,726	$(24,503)	$130	$7,353
Amortization and recognition of unrecognized pension cost components, net of income taxes	—	—	—	—	—
Comprehensive income (loss)	—	31,726	(24,503)	130	7,353
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	(2,325)	1,877	—	(448)
Comprehensive income (loss) attributable to Quorum Health Corporation	$—	$34,051	$(26,380)	$130	$7,801

Condensed Consolidating and Combining Balance Sheets

December 31, 2016

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$21,609	$3,498	$348	$—	$25,455
Patient accounts receivable, net of allowance for doubtful accounts	—	277,155	103,530	—	380,685
Inventories	—	46,318	11,806	—	58,124
Prepaid expenses	—	17,874	5,154	—	23,028
Due from third-party payors	—	109,793	6,442	—	116,235
Current assets of hospitals held for sale	—	1,502	—	—	1,502
Other current assets	—	41,673	16,269	—	57,942
Total current assets	21,609	497,813	143,549	—	662,971
Intercompany receivable	3	126,035	84,827	(210,865)	—
Property and equipment, net	—	624,457	109,443	—	733,900
Goodwill	—	252,433	164,400	—	416,833
Intangible assets, net	—	73,404	11,578	—	84,982
Long-term assets of hospitals held for sale	—	6,851	—	—	6,851
Other long-term assets	—	72,967	15,866	—	88,833
Net investment in subsidiaries	1,485,213	—	—	(1,485,213)	—
Total assets	$1,506,825	$1,653,960	$529,663	$(1,696,078)	$1,994,370
LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$3,819	$1,560	$304	$—	$5,683
Accounts payable	158	147,521	22,005	—	169,684
Accrued liabilities:
Accrued salaries and benefits	—	69,896	28,907	—	98,803
Accrued interest	19,915	—	—	—	19,915
Due to third-party payors	—	40,595	1,942	—	42,537
Current liabilities of hospitals held for sale	—	492	—	—	492
Other current liabilities	—	46,002	7,266	—	53,268
Total current liabilities	23,892	306,066	60,424	-	390,382
Long-term debt	1,215,836	24,899	407	-	1,241,142
Intercompany payable	34,495	86,084	90,286	(210,865)	—
Due to Parent, net	—	—	—	—	—
Deferred income tax liabilities, net	31,474	—	—	—	31,474
Other long-term liabilities	—	144,950	22,651	(58,605)	108,996
Total liabilities	1,305,697	561,999	173,768	(269,470)	1,771,994
Redeemable noncontrolling interests	—	—	6,807	—	6,807
Equity:
Quorum Health Corporation stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	3	—	—	—	3
Additional paid-in capital	537,911	1,333,347	412,705	(1,746,052)	537,911
Accumulated other comprehensive loss	(2,760)	(2,760)	-	2,760	(2,760)
Accumulated deficit	(334,026)	(238,626)	(78,058)	316,684	(334,026)
Total Quorum Health Corporation stockholders' equity	201,128	1,091,961	334,647	(1,426,608)	201,128
Parent's equity	—	—	—	—	—
Nonredeemable noncontrolling interests	—	—	14,441	—	14,441
Total equity	201,128	1,091,961	349,088	(1,426,608)	215,569
Total liabilities and equity	$1,506,825	$1,653,960	$529,663	$(1,696,078)	$1,994,370

Condensed Consolidating and Combining Balance Sheets

December 31, 2015

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$—	$524	$582	$—	$1,106
Patient accounts receivable, net of allowance for doubtful accounts	—	276,003	114,887	—	390,890
Inventories	—	47,117	13,425	—	60,542
Prepaid expenses	—	12,209	3,821	—	16,030
Due from third-party payors	—	103,185	7,621	—	110,806
Other current assets	—	44,505	14,506	—	59,011
Total current assets	—	483,543	154,842	—	638,385
Intercompany receivable	—	1,300,893	148,847	(1,449,740)	—
Due from Parent	—	—	767,656	(767,656)	—
Property and equipment, net	—	749,610	130,639	—	880,249
Goodwill	—	376,875	164,829	—	541,704
Intangible assets, net	—	108,093	21,157	—	129,250
Other long-term assets	—	80,193	25,075	—	105,268
Net investment in subsidiaries	—	14,775	—	(14,775)	—
Total assets	$—	$3,113,982	$1,413,045	$(2,232,171)	$2,294,856
LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$7,572	$343	$—	$7,915
Accounts payable	—	116,495	21,988	—	138,483
Accrued liabilities:
Accrued salaries and benefits	—	57,697	24,923	—	82,620
Due to third-party payors	—	25,248	4,855	—	30,103
Other current liabilities	—	39,901	5,354	—	45,255
Total current liabilities	—	246,913	57,463	—	304,376
Long-term debt	—	14,820	680	—	15,500
Intercompany payable	—	148,851	1,300,889	(1,449,740)	—
Due to Parent	—	2,583,339	—	(782,431)	1,800,908
Deferred income tax liabilities, net	—	37,290	3,740	—	41,030
Other long-term liabilities	—	82,769	25,372	—	108,141
Total liabilities	—	3,113,982	1,388,144	(2,232,171)	2,269,955
Redeemable noncontrolling interests	—	—	8,958	—	8,958
Equity:
Parent's equity	—	—	3,184	—	3,184
Nonredeemable noncontrolling interests	—	—	12,759	—	12,759
Total equity	—	—	15,943	—	15,943
Total liabilities and equity	$—	$3,113,982	$1,413,045	$(2,232,171)	$2,294,856

Condensed Consolidating and Combining Statement of Cash Flows

Year Ended December 31, 2016

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$(66,266)	$173,382	$(26,030)	$—	$81,086

Cash flows from investing activities:
Capital expenditures for property and equipment	—	(73,327)	(6,593)	—	(79,920)
Capital expenditures for software	—	(3,854)	(3,415)	—	(7,269)
Acquisitions, net of cash acquired	—	(549)	(236)	—	(785)
Proceeds from the sale of hospitals	—	—	13,746	—	13,746
Proceeds from asset sales	—	1,498	(416)	—	1,082
Changes in intercompany balances with affiliates, net	—	(116,674)	—	116,674	—
Net cash provided by (used in) investing activities	—	(192,906)	3,086	116,674	(73,146)

Cash flows from financing activities:
Borrowings of long-term debt	1,255,464	740	77	—	1,256,281
Repayments of long-term debt	(11,581)	(3,025)	(616)	—	(15,222)
Increase in Due to Parent, net	—	24,796	—	—	24,796
Increase (decrease) in receivables facility, net	—	—	—	—	—
Payments of debt issuance costs	(29,146)	—	—	—	(29,146)
Cash paid to Parent related to the Spin-off	(1,217,336)	—	—	—	(1,217,336)
Cancellation of restricted stock awards for payroll tax withholdings on vested shares	—	(13)	—	—	(13)
Cash distributions to noncontrolling investors	—	—	(2,850)	—	(2,850)
Purchases of shares from noncontrolling investors	—	—	(101)	—	(101)
Changes in intercompany balances with affiliates, net	90,474	—	26,200	(116,674)	—
Net cash provided by (used in) financing activities	87,875	22,498	22,710	(116,674)	16,409

Net change in cash and cash equivalents	21,609	2,974	(234)	—	24,349
Cash and cash equivalents at beginning of period	—	524	582	—	1,106
Cash and cash equivalents at end of period	$21,609	$3,498	$348	$—	$25,455

Condensed Consolidating and Combining Statement of Cash Flows

Year Ended December 31, 2015

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$—	$87,313	$(44,424)	$—	$42,889

Cash flows from investing activities:
Capital expenditures for property and equipment	—	(37,321)	(22,134)	—	(59,455)
Capital expenditures for software	—	(6,935)	(1,910)	—	(8,845)
Acquisitions, net of cash acquired	—	(3,467)	(4,552)	—	(8,019)
Proceeds from asset sales	—	3,114	—	—	3,114
Other investing activities	—	(1,416)	(3,971)	—	(5,387)
Net cash used in investing activities	—	(46,025)	(32,567)	—	(78,592)

Cash flows from financing activities:
Borrowings of long-term debt	—	217	155	—	372
Repayments of long-term debt	—	(1,043)	(520)	—	(1,563)
Increase in Due to Parent, net	—	152,971	109,804	—	262,775
Increase (decrease) in receivables facility, net	—	(194,835)	(29,939)	—	(224,774)
Cash distributions to noncontrolling investors	—	—	(1,623)	—	(1,623)
Purchases of shares from noncontrolling investors	—	(526)	(411)	—	(937)
Net cash provided by (used in) financing activities	—	(43,216)	77,466	—	34,250

Net change in cash and cash equivalents	—	(1,928)	475	—	(1,453)
Cash and cash equivalents at beginning of period	—	2,452	107	—	2,559
Cash and cash equivalents at end of period	$—	$524	$582	$—	$1,106

Condensed Consolidating and Combining Statement of Cash Flows

Year Ended December 31, 2014

(In Thousands)

	Parent	Other	Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$—	$38,689	$4,355	$—	$43,044

Cash flows from investing activities:
Capital expenditures for property and equipment	—	(50,985)	(18,081)	—	(69,066)
Capital expenditures for software	—	(52,044)	(9,010)	—	(61,054)
Acquisitions, net of cash acquired	—	(31,411)	(110,583)	—	(141,994)
Proceeds from asset sales	—	(112)	370	—	258
Other investing activities	—	514	(756)	—	(242)
Net cash used in investing activities	—	(134,038)	(138,060)	—	(272,098)

Cash flows from financing activities:
Borrowings of long-term debt	—	60	50	—	110
Repayments of long-term debt	—	(1,265)	(366)	—	(1,631)
Increase in Due to Parent, net	—	(11,928)	123,614	—	111,686
Increase (decrease) in receivables facility, net	—	110,142	11,922	—	122,064
Cash distributions to noncontrolling investors	—	—	(1,489)	—	(1,489)
Net cash provided by financing activities	—	97,009	133,731	—	230,740

Net change in cash and cash equivalents	—	1,660	26	—	1,686
Cash and cash equivalents at beginning of period	—	792	81	—	873
Cash and cash equivalents at end of period	$—	$2,452	$107	$—	$2,559